CANANDAIGUA FUNDS
                      Supplement Dated June 28, 2000 to the
              Statement of Additional Information Dated May 1, 2000

         Effective as of June 30, 2000, the Board of Trustees has accepted the resignation of Steven H. Swartout, Trustee, Secretary and Treasurer, and in turn, has appointed William B. Rayburn and James W. Doran to the Board of Trustees. All of the Trustees, including Messrs. Rayburn and Doran, are non-interested Trustees. Accordingly, as of June 30, 2000, the information pertaining to the Trustees, Advisory Trustees and officers of the Canandaigua Fund, including their principal occupations for the last five years, will be reflected as set forth below.

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                                                                      PRINCIPAL OCCUPATION(S)
NAME, AGE    AND ADDRESS            POSITION(S) WITH FUND             DURING PAST FIVE YEARS
------------------------            ---------------------             ----------------------

Robert N. Coe, 50                   Trustee                           President and co-owner, W.W. Coe &
c/o The Canandaigua Funds                                             Son, Inc. (independent insurance agency)
72 South Main Street                                                  Canandaigua, New York
Canandaigua, NY 14424

Robert J. Craugh, 77                Chairman of the Board             Retired since 1987; prior thereto,
c/o The Canandaigua Funds           of Trustees                       Senior Vice President-Operations,
72 South Main Street                                                  Canandaigua National Bank and
Canandaigua, NY, 14424                                                Trust Company, Canandaigua, NY

James W. Doran, 62                  Trustee,                          President, FFTH Properties, FFT Senior
c/o The Canandaigua Funds           Secretary and Treasurer           Communities, Inc.; Vice President and
72 South Main Street                                                  Regional Sales Manager, Chase
Canandaigua, NY 14424                                                 Manhattan Bank

Donald C. Greenhouse, 64            Trustee                           President and owner, Seneca Point
c/o The Canandaigua Funds                                             Associates, Inc. (business consultants)
72 South Main Street                                                  Canandaigua, New York
Canandaigua, NY    14424

William B. Rayburn,75               Trustee                           Retired since March 1988; prior thereto,
C/o The Canandaigua Funds                                             President, Chairman, and Chief Executive
72 South Main Street                                                  Officer, Snap On Tools Corp
Canandaigua, NY  14424

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